ORDINARY SHARES AND STATUTORY RESERVE (Statutory Reserve) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ORDINARY SHARES AND STATUTORY RESERVE [Abstract]
Appropriations	$ 2,572,599	$ 1,972,313	$ 1,236,843
Statutory reserve	$ 6,247,440	$ 3,674,841